SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION

23.	SEGMENT INFORMATION

Allocation of revenue to geographic areas is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Canada
Bus sales	10,925	12,447
Spare part sales	2,504	2,258
Operating lease revenue	—	162
United States
Bus sales	27,272	3,800
Spare part sales	197	178
Operating lease revenue	810	709
Total	41,708	19,554

During the year ended December 31, 2021, the Company had sales of $26,795 and $4,423 to two end customers representing 64% and 11% of total sales, respectively. During the year ended December 31, 2020, the Company had sales of $11,786 and $2,200 to two end customers representing 60% and 11% of total sales, respectively.